Segment Reporting and Business Concentrations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 Segment Country	Dec. 31, 2015 Segment
Segment Reporting [Abstract]
Number of operating segments | Segment	1	1
Primarily operations in geographic regions | Country	3